Note 16 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax asset		$ 525	$ 1,409
Deferred tax liability		(6,503)	(6,330)
Net deferred tax asset (liability)		(5,978)	(4,921)	$ (7,840)
Deferred tax asset		(525)	(1,409)
Net deferred tax asset (liability)		(5,978)	(4,921)	(7,840)
Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	[1]	(5,978)	(4,921)
Net deferred tax asset (liability)	[1]	(5,978)	(4,921)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset		0	0
Deferred tax liability		(6,348)	(6,323)
Net deferred tax asset (liability)		(6,348)	(6,323)	(9,328)
Deferred tax asset		0	0
Net deferred tax asset (liability)		(6,348)	(6,323)	(9,328)
Property, plant, and equipment deferred tax liability [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(6,348)	(6,323)
Net deferred tax asset (liability)		(6,348)	(6,323)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax asset		0	0
Deferred tax liability		(146)	(2)
Net deferred tax asset (liability)		(146)	(2)	(47)
Deferred tax asset		0	0
Net deferred tax asset (liability)		(146)	(2)	(47)
Evaluation and exploration assets [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(146)	(2)
Net deferred tax asset (liability)		(146)	(2)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax asset		65	163
Deferred tax liability		0	0
Net deferred tax asset (liability)		65	(163)	3
Deferred tax asset		(65)	(163)
Net deferred tax asset (liability)		65	(163)	3
Allowance for obsolete stock deferred tax asset [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		65	(163)
Net deferred tax asset (liability)		65	(163)
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset		0	0
Deferred tax liability		(9)	(5)
Net deferred tax asset (liability)		(9)	(5)	(10)
Deferred tax asset		0	0
Net deferred tax asset (liability)		(9)	(5)	(10)
Prepayments deferred tax liability [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(9)	(5)
Net deferred tax asset (liability)		(9)	(5)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax asset		0	733
Deferred tax liability		0	0
Net deferred tax asset (liability)		0	733	499
Deferred tax asset		0	(733)
Net deferred tax asset (liability)		0	733	499
Unrealised foreign exchange gains (losses) [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		0	733
Net deferred tax asset (liability)		0	733
Trade and Other Payables 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset		190	814
Deferred tax liability		0	0
Deferred tax asset		(190)	(814)
Trade and Other Payables 1 [Member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		190	814
Net deferred tax asset (liability)		190	814
Provisions [member]
Statement Line Items [Line Items]
Deferred tax asset		204	25
Deferred tax liability		0	0
Net deferred tax asset (liability)		204	25	54
Deferred tax asset		(204)	(25)
Net deferred tax asset (liability)		204	25	$ 54
Provisions [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		204	25
Net deferred tax asset (liability)		204	25
Other Temporary Differences 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset		66	0
Deferred tax liability		0	0
Deferred tax asset		(66)	0
Other Temporary Differences 1 [Member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		66	0
Net deferred tax asset (liability)		$ 66	$ 0

[1]	The net deferred tax liability consists of a deferred tax asset of $153 (2022: $202) from the South African operation and a net deferred tax liability of $6,131 (2022: $5,123) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of non-current assets and non-current liabilities in the statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.